Borrowings (Tables)	12 Months Ended
Mar. 31, 2024
Borrowing Abstract
Schedule of borrowings by type and classification

		March 31,
	Term	2023	2024
Current
Secured
Vehicle loan	Less than 1 year	4,601	9,509
Non Convertible Debentures	Less than 1 year	417,178	108,105
Factoring	Less than 1 year	1,089,699	405,901
Unsecured
Unsecured loan from MAK Capital Fund, LP#	1 Year	821,900	-
Total		2,333,378	523,515

Non-Current
Vehicle loan	More than 1 year	19,274	23,884
Non Convertible Debentures	More than 1 year	-	90,793
Total		19,274	114,677

			Year of	Carrying amount
Particulars	Currency	Interest Rate	Maturity	March 31,
				2023	2024
Non Convertible Debentures	INR	14.25%	2025	417,178	198,898
Vehicle loan	INR	7%-11.25%	2025-2029	23,875	33,393
Factoring	INR	Floating rate*	On demand	1,089,699	405,901
Unsecured loan from MAK Capital Fund, LP#	USD	11%	2023	821,900	-
				2,352,652	638,192

#	Breach in Covenants- Refer to Note 40
*	3M MCLR + 0.25% to 1.35% spread